ACCOUNTS RECEIVABLE, NET (Movement of Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	$ 4,391
Balance at end of the year	6,713	$ 4,391
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	4,391	4,793
Charge to expenses	$ 2,584	679
Actual write-off		$ (1,081)
Exchange rate difference	$ (262)
Balance at end of the year	$ 6,713	$ 4,391